Receivables and other assets - Summary of trade and other receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Trade and other receivables [abstract]
Non-current trade receivables	$ 0	$ 0
Non-current other financial receivables	234	124
Non-current other receivables	470	383
Non-current prepayment of tolling charges to jointly controlled entities	113	218
Non-current pension surpluses (note 28)	466	824
Non-current other prepayments	376	344
Total non-current	1,659	1,893	[1]
Current trade receivables	2,461	2,179
Current other financial receivables	548	462
Current other receivables	347	382
Current prepayment of tolling charges to jointly controlled entities	0	0
Current pension surpluses (note 28)	0	0
Current other prepayments	589	455
Total current	3,945	3,478	[1]
Trade receivables	2,461	2,179
Other financial receivables	782	586
Other receivables	817	765
Prepayment of tolling charges to jointly controlled entities	113	218
Pension surpluses (note 28)	466	824
Other prepayments	965	799
Total	5,604	5,371
Net of provisions for doubtful debts	82	59
Amount held in trust fund	$ 349	$ 329

[1]	Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.